March 18, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 881-04391
CIK No. 0000775180
Post-Effective Amendment No. 113 under the Securities Act of 1933
Amendment No. 111 under the Investment Company Act of 1940

Ladies and Gentlemen:

Filed herewith is Post-Effective Amendment No. 113 (the “Amendment”) under the Securities Act of 1933 (“Securities Act”) to the registration statement on Form N-1A of Old Mutual Funds II (the “Trust”) (Amendment No. 111 under the Investment Company Act of 1940 (“Investment Company Act”)).  The Amendment is being filed pursuant to Rule 485(a) and relates to the Old Mutual Copper Rock International Small Cap Fund.

We anticipate making a subsequent filing under Rule 485(b) which will incorporate any comments from the Staff and update the information required by Item 18 of Form N-1A as of a date no more than 30 days prior to such filing.

If you have any questions or if we may be of further assistance, please do not hesitate to call the undersigned at (720) 200-7727.

Very truly yours,

/s/ Kathryn L. Santoro
Kathryn L. Santoro
OLD MUTUAL CAPITAL, INC.

Encls.